DEBT - NR Satu Facility Narrative (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($) tranche	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Total debt		$ 1,344,788	$ 1,052,532
Restricted Cash and Cash Equivalents		193,273	172,383
NR Satu Facility
Debt Instrument [Line Items]
Term of loan	7 years
Maximum borrowing capacity		$ 175,000
Number of tranches | tranche		2
Line of credit facility, interest rate description		LIBOR plus a margin of 3.5%
Proceeds from lines of credit	$ 155,000
Undrawn balance available		$ 20,000
Total debt		112,100	126,400
NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		155,000
Final balloon payment		52,500
NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		20,000
Secured Debt | NR Satu Facility
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents		$ 10,281	$ 10,152